Bonds, mortgages and other long-term debt (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jul. 12, 2023	Jul. 10, 2023	Jul. 31, 2023	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 11, 2023
Short-Term Debt [Line Items]
Amortization of debt discount					$ 689,000	$ 355,000	$ 167,000
Convertible promissory note					1,519,000
Private Placement | L1 Capital Global Opportunities Master Fund
Short-Term Debt [Line Items]
Private placement			$ 10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into ordinary shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per ordinary share and (ii) 92% of the lowest daily volume weighted average price
Private placement, available borrowings					$ 5,000,000
Facility, additional information					the unconverted balance on the First L1 Note was USD 1 million and the unamortized debt discount balance was USD 170,994, hence a carrying value of USD 829,006
Private Placement | L1 Capital Global Opportunities Master Fund | First Tranche
Short-Term Debt [Line Items]
Unamortized debt discount					$ 705,572
Amortization of debt discount	$ 563,112				210,290
Private placement	5,000,000
Convertible promissory note	$ 5,000,000
Convertible promissory note, additional information	convertible into SEALSQ’s ordinary shares, and (ii) 122,908 warrants on the ordinary shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance	8,000,000
Debt issue cost, legal expenses	$ 114,832
Commissions to placement agent	250,000
Additional closing fees	200,000
Equity instrument, fair value	$ 632,976
Date of grant, market price	$ 11.42
Fair value of debt	$ 4,987,363
Debt discount, debit	323,744
Debt to APIC	41,088
Total debt discount	$ 1,086,856
Conversion of debt, amount					$ 4,000,000
Conversion of debt, shares issued					3,940,630
Private Placement | Anson Investments Master Fund
Short-Term Debt [Line Items]
Private placement								$ 10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into ordinary shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per ordinary share and (ii) 92% of the lowest daily volume weighted average price
Private Placement | Anson Investments Master Fund | First Tranche
Short-Term Debt [Line Items]
Unamortized debt discount					$ 708,062
Amortization of debt discount			$ 563,112		198,984
Convertible promissory note			$ 5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s ordinary shares, and (ii) 122,908 warrants on the ordinary shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance			8,000,000
Debt issue cost, legal expenses			$ 64,832
Commissions to placement agent			250,000
Additional closing fees			200,000
Equity instrument, fair value			$ 632,976
Date of grant, market price			$ 11.42
Fair value of debt			$ 4,987,363
Debt discount, debit			279,375
Debt to APIC			35,457
Total debt discount			1,042,487
Conversion of debt, amount					$ 4,175,000
Conversion of debt, shares issued					3,996,493
Private placement, available borrowings					$ 5,000,000
Facility, additional information					the unconverted balance on the First Anson Note was USD 825,000 and the unamortized debt discount balance was USD 135,441, hence a carrying value of USD 689,559
Proceeds from issuance of private placement			$ 5,000,000
New ordinary shares issued		8,184
Total issue of ordinary shares					4,004,677
Production Capacity Investment Loan Agreement
Short-Term Debt [Line Items]
Proceeds from loan agreement				$ 2,000,000
Unamortized debt discount				$ 511,128	$ 346,204	511,128
Note payable					2,000,000	2,000,000
Carrying value					1,653,796	$ 1,488,872
Amortization of debt discount					$ 164,924